Intangible assets (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Intangible Assets And Goodwill Explanatory [Abstract]
Disclosure of detailed information about intangible assets [text block]	Intangible assets comprise the following:
	March 31, 2020	March 31, 2019	March 31, 2018
Goodwill	14,595	14,595	14,595
Other intangible assets	665,097	561,924	567,917
	679,692	576,519	582,512

Disclosure of reconciliation of changes in goodwill [text block]
The following table presents the changes in goodwill during the years ended March 31, 2020 and 2019

	March 31, 2020	March 31, 2019
Balance at the beginning of the year	14,595	14,595
Effect of movement in exchange rates	-	-
Impairment loss recognized during the year	-	-
Net carrying amount of goodwill	14,595	14,595

Disclosure of detailed information about the intangible assets other than goodwill [Text Block]
The following table presents the changes in intangible assets during the years ended March 31, 2020, 2019 and 2018.

	Bandwidth Capacity	Software	License fees	Total
(A) Cost
Balance as at March 31, 2017	642,391	691,898	73,000	1,407,289
Acquisitions during the year	-	163,505	-	163,505
Disposals during the year	-	-	-	-
Balance as at March 31, 2018	642,391	855,403	73,000	1,570,794
Acquisitions during the year	41,943	131,481	-	173,424
Disposals during the year	-	-	-	-
Balance as at March 31, 2019	684,334	986,884	73,000	1,744,218
Acquisitions during the year	52,054	283,844	5,000	340,898
Disposals during the year	-	-	-	-
Balance as at March 31, 2020	736,388	1,270,728	78,000	2,085,116

(B) Amortization
Balance as at March 31, 2017	247,394	587,032	28,356	862,782
Amortization for the year	56,895	80,550	2,650	140,095
Impairment loss on intangibles	-	-	-	-
Balance as at March 31, 2018	304,289	667,582	31,006	1,002,877
Amortization for the year	63,055	113,837	2,525	179,417
Impairment loss on intangibles	-	-	-	-
Balance as at March 31, 2019	367,344	781,419	33,531	1,182,294
Amortization for the year	70,869	163,248	3,608	237,725
Impairment loss on intangibles	-	-	-	-
Balance as at March 31, 2020	438,213	944,667	37,139	1,420,019

(C) Carrying amounts
As at March 31, 2018	338,102	187,821	41,994	567,917
As at March 31, 2019	316,990	205,465	39,469	561,924
As at March 31, 2020	298,175	326,061	40,861	665,097